Condensed consolidated statement of changes in equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital [Member]	Translation Reserve [Member]	Hedging Reserve [Member]	Treasury Shares [Member]	Capital Reserve [Member]	Share-based Payment Reserve [Member]	Fair Value Reserve [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2024	$ 2,262,506	$ 1,093,055	$ (198)	$ 20,705	$ (53,439)	$ 482,382	$ 3,918	$ 10,906	$ 705,177
Transactions with owners
Equity-settled share-based payment	3,205	0	0	0	0	0	3,205	0	0
Share options exercised	0	0	0	0	2,646	(2,112)	(534)	0	0
Purchase of treasury shares	(27,656)	0	0	0	(27,656)	0	0	0	0
Dividends paid	(198,639)	0	0	0	0	0	0	0	(198,639)
Total transactions with owners	(223,090)	0	0	0	(25,010)	(2,112)	2,671	0	(198,639)
Total comprehensive income
Profit for the financial period	339,682	0	0	0	0	0	0	0	339,682
Other comprehensive income/(loss)	(49,511)	0	325	(12,879)	0	0	0	(36,957)	0
Total comprehensive income for the period	290,171	0	325	(12,879)	0	0	0	(36,957)	339,682
Balance at Dec. 31, 2025	2,329,587	1,093,055	127	7,826	(78,449)	480,270	6,589	(26,051)	846,220
Transactions with owners
Equity-settled share-based payment	1,723	0	0	0	0	0	1,723	0	0
Share options exercised	8,012	0	0	0	10,798	629	(3,415)	0	0
Cancellation of treasury shares	0	(27,129)	0	0	67,337	0	0	0	(40,208)
Disposal of FVOCI investment	(270)	0	0	0	0	0	0	(338)	68
Dividends paid	(231,838)	0	0	0	0	0	0	0	(231,838)
Total transactions with owners	(222,373)	(27,129)	0	0	78,135	629	(1,692)	(338)	(271,978)
Total comprehensive income
Profit for the financial period	457,533	0	0	0	0	0	0	0	457,533
Other comprehensive income/(loss)	85,221	0	(19)	573	0	0	0	84,667	0
Total comprehensive income for the period	542,754	0	(19)	573	0	0	0	84,667	457,533
Balance at Jun. 30, 2026	$ 2,649,968	$ 1,065,926	$ 108	$ 8,399	$ (314)	$ 480,899	$ 4,897	$ 58,278	$ 1,031,775